Insurance	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Insurance
NOTE 21:  INSURANCE
INSURANCE REVENUE AND EXPENSES
Insurance revenue and expenses are presented on the Consolidated Statement of Income under insurance revenue and insurance claims and related expenses, respectively, net of impact of reinsurance. This includes the results of property and casualty insurance, life and health insurance, as well as reinsurance assumed and ceded in Canada and internationally.

Insurance Revenue and Insurance Claims and Related Expenses
(millions of Canadian dollars)	For the years ended October 31
	2023	2022
Insurance Revenue
Earned Premiums
Gross	$6,041	$5,740

Reinsurance ceded	753	713

Net earned premiums	5,288	5,027

Fee income and other revenue 1	383	353

Insurance Revenue	5,671	5,380
Insurance Claims and Related Expenses
Gross	3,953	3,094

Reinsurance ceded	248	194
Insurance Claims and Related Expenses	$3,705	$2,900

1	Ceding commissions received and paid are included within fee income and other revenue. Ceding commissions paid and netted against fee income in 2023 were $94 million (2022 – $97 million).
RECONCILIATION OF CHANGES IN INSURANCE LIABILITIES
Insurance-related liabilities are comprised of gross amounts related to provision for unpaid claims (section (a) below), unearned premiums (section (b) below) and other insurance liabilities (section (c) below).
(a)
Movement in Provision for Unpaid Claims
The following table presents movements in the property and casualty insurance provision for unpaid claims during the year.

Movement in Provision for Unpaid Claims
(millions of Canadian dollars)	October 31, 2023			October 31, 2022
	Gross	Reinsurance/ Other recoverable	Net	Gross	Reinsurance/ Other recoverable	Net

Balance as at beginning of year	$4,879	$193	$4,686	$5,096	$217	$4,879
Claims costs for current accident year	3,807	–	3,807	3,292	50	3,242
Prior accident years claims development (favourable) unfavourable	(458)	45	(503)	(446)	44	(490)
Increase (decrease) due to changes in assumptions:
Discount rate	(15)	2	(17)	(340)	(5)	(335)

Provision for adverse deviation	(39)	(3)	(36)	(35)	–	(35)

Claims and related expenses	3,295	44	3,251	2,471	89	2,382
Claims paid during the year for:
Current accident year	(1,799)	–	(1,799)	(1,449)	–	(1,449)

Prior accident years	(1,550)	(103)	(1,447)	(1,218)	(92)	(1,126)

	(3,349)	(103)	(3,246)	(2,667)	(92)	(2,575)

Increase (decrease) in reinsurance/other recoverables	(1)	(1)	–	(21)	(21)	–
Balance as at end of year	$4,824	$133	$4,691	$4,879	$193	$4,686

(b)
Movement in Unearned Premiums
The following table presents movements in the property and casualty insurance unearned premiums during the year.

Movement in Provision for Unearned Premiums
(millions of Canadian dollars)	October 31, 2023			October 31, 2022
	Gross	Reinsurance	Net	Gross	Reinsurance	Net

Balance as at beginning of year	$2,484	$31	$2,453	$2,343	$25	$2,318
Written premiums	4,936	181	4,755	4,517	171	4,346

Earned premium s	(4,669)	(183)	(4,486)	(4,376)	(165)	(4,211)
Balance as at end of year	$2,751	$29	$2,722	$2,484	$31	$2,453
(c)
Movements in other insurance liabilities
Other insurance liabilities were $30 million as at October 31, 2023 (October 31, 2022 – $105 million). The decrease of $75 million (2022 – decrease of $132 million)
was mainly driven by actuarial assumption
changes
in
the
life and health business.
PROPERTY AND CASUALTY CLAIMS DEVELOPMENT
The following table shows the estimates of cumulative claims incurred, including IBNR, with subsequent developments during the periods and together with cumulative payments to date. The original reserve estimates are evaluated monthly for redundancy or deficiency. The evaluation is based on actual payments in full or partial settlement of claims and current estimates of claims liabilities for claims still open or claims still unreported.

Incurred Claims by Accident Year
(millions of Canadian dollars)	Accident Year
	2014 and prior	2015	2016	2017	2018	2019	2020	2021	2022	2023	Total
Net ultimate claims cost at end of accident year	$6,077	$2,409	$2,438	$2,425	$2,631	$2,727	$2,646	$2,529	$3,242	$3,807
Revised estimates
One year later	5,902	2,367	2,421	2,307	2,615	2,684	2,499	2,367	3,150
Two years later	5,696	2,310	2,334	2,258	2,573	2,654	2,412	2,258
Three years later	5,452	2,234	2,264	2,201	2,522	2,575	2,284
Four years later	5,279	2,162	2,200	2,151	2,465	2,498
Five years later	5,077	2,115	2,159	2,108	2,408
Six years later	4,981	2,100	2,143	2,086
Seven years later	4,974	2,086	2,134
Eight years later	4,943	2,085

Nine years later	4,931

Current estimates of cumulative claims	4,931	2,085	2,134	2,086	2,408	2,498	2,284	2,258	3,150	3,807
Cumulative payments to date	(4,784)	(2,015)	(2,035)	(1,967)	(2,194)	(2,143)	(1,847)	(1,691)	(2,201)	(1,799)
Net undiscounted provision for unpaid claims	147	70	99	119	214	355	437	567	949	2,008	$4,965
Effect of discounting											(630)

Provision for adverse deviation											356
Net provision for unpaid claims											$4,691
SENSITIVITY TO INSURANCE RISK
A variety of assumptions are made related to the future level of claims, policyholder behaviour, expenses and sales levels when products are designed and priced, as well as when actuarial liabilities are determined. Such assumptions require a significant amount of professional judgment. The insurance claims provision is sensitive to certain assumptions. It has not been possible to quantify the sensitivity of certain assumptions such as legislative changes or uncertainty in the estimation process. Actual experience may differ from the assumptions made by the Bank.
For property and casualty insurance, the main assumption underlying the claims liability estimates is that past claims development experience can be used to project future claims development and hence ultimate claims costs. As such, these methods extrapolate the development of paid and incurred losses, average costs per claim, and claim numbers based on the observed development of earlier years and expected loss ratios. Claims liabilities estimates are based on various quantitative and qualitative factors including the discount rate, the risk adjustment, reinsurance, trends in claims severity and frequency, and other external drivers.
Qualitative and other unforeseen factors could negatively impact the Bank’s ability to accurately assess the risk of the insurance policies that the Bank underwrites. In addition, there may be significant lags between the occurrence of an insured event and the time it is actually reported to the Bank and additional lags between the time of reporting and final settlements of claims.
The following table outlines the sensitivity of the Bank’s property and casualty insurance claims liabilities to reasonably possible movements in the discount rate, the margin for adverse deviation, and the frequency and severity of claims, with all other assumptions held constant. Movements in the assumptions may be non-linear.

Sensitivity of Critical Assumptions – Property and Casualty Insurance Contract Liabilities
(millions of Canadian dollars)	As at
	October 31, 2023		October 31, 2022
	Impact on net income (loss) before income taxes	Impact on equity	Impact on net income (loss) before income taxes	Impact on equity
Impact of a 1% change in key assumptions
Discount rate
Increase in assumption	$96	$72	$101	$75
Decrease in assumption	(102)	(77)	(107)	(79)
Margin for adverse deviation
Increase in assumption	(44)	(33)	(44)	(33)

Decrease in assumption	44	33	44	33
Impact of a 5% change in key assumptions
Frequency of claims
Increase in assumption	$(58)	$(44)	$(64)	$(47)
Decrease in assumption	58	44	64	47
Severity of claims
Increase in assumption	(219)	(165)	(222)	(165)

Decrease in assumption	219	165	222	165
For life and health insurance, the processes used to determine critical assumptions are as follows:
•	Mortality, morbidity, and lapse assumptions are based on industry and historical company data.
•	Expense assumptions are based on the annual Finance expense study.
A sensitivity analysis for possible movements in the life and health insurance business assumptions was performed and the impact is not significant to the Bank’s Consolidated Financial Statements.
CONCENTRATION OF INSURANCE RISK
Concentration risk is the risk resulting from large exposures to similar risks that are positively correlated.
Risk associated with automobile, residential and other products may vary in relation to the geographical area of the risk insured. Exposure to concentrations of insurance risk, by type of risk, is mitigated by ceding these risks through reinsurance contracts, as well as careful selection and implementation of underwriting strategies, which is in turn largely achieved through diversification by line of business and geographical areas. For automobile insurance, legislation is in place at a provincial level and this creates differences in the benefits provided among the provinces.
As at October 31, 2023, for the property and casualty insurance business, 67.3% of net written premiums were derived from automobile policies (October 31, 2022 – 68.1%) followed by residential with 32.4% (October 31, 2022 – 31.6%). The distribution by provinces show that business is mostly concentrated in Ontario with 50.8% of net written premiums (October 31, 2022 – 51.2%). The Western provinces represented 31.5% (October 31, 2022 – 31.7%), followed by the Atlantic provinces with 10.9% (October 31, 2022 – 10.8%), and Québec at 6.8% (October 31, 2022 – 6.3%).
Concentration risk is not a major concern for the life and health insurance business as it does not have a material level of regional specific characteristics like those exhibited in the property and casualty insurance business. Reinsurance is used to limit the liability on a single claim. Concentration risk is further limited by diversification across uncorrelated risks. This limits the impact of a regional pandemic and other concentration risks. To improve understanding of exposure to this risk, a pandemic scenario is tested annually.